UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Lawrence B. Stoller, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2007

Item 1:        Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 97.58%

COMMON STOCKS 4.26%

Agriculture 0.11%
Archer Daniels Midland Co.	250	$8,270,000

Automotive 0.23%
Oshkosh Truck Corp.	275	17,041,750

Banking 0.34%
Marshall & Ilsley Corp.	577	25,242,159

Beverage 0.15%
PepsiCo, Inc.	150	10,989,000

Electric: Integrated 0.67%
NiSource Inc.	700	13,398,000
Northeast Utilities System	600	17,142,000
TECO Energy, Inc.	1,200	19,716,000
Total		50,256,000

Electronics 0.25%
Emerson Electric Co.	350	18,627,000

Energy: Exploration & Production 0.28%
Devon Energy Corp.	250	20,800,000

Food & Drug Retailers 0.19%
Ingles Markets, Inc., Class A	160	4,585,600
SUPERVALU INC.	248	9,668,863
Total		14,254,463

Machinery 0.33%
Baldor Electric Co.	175	6,991,250
Roper Industries, Inc.	275	18,012,500
Total		25,003,750

Media - Cable 0.30%
Comcast Corp., Class A*	262	6,289,500
Time Warner Cable Inc. *	500	16,400,000
Total		22,689,500

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Shares
Investments			(000)	Value
Non-Electric Utilities 0.15%
National Fuel Gas Co.			150	$7,021,500
SEMCO Energy, Inc.*			489	3,856,482
Total				10,877,982

Non-Food & Drug Retailers 0.08%
Kroger Co. (The)			200	5,704,000

Pharmaceuticals 0.68%
Amgen, Inc.*			250	14,142,500
Pfizer Inc.			400	9,772,000
Schering-Plough Corp.			850	26,885,500
Total				50,800,000

Restaurants 0.18%
McDonald’s Corp.			250	13,617,500

Support: Services 0.32%
CRA International, Inc.*			175	8,433,250
FTI Consulting, Inc.*			300	15,093,000
Total				23,526,250
Total Common Stocks (cost $267,127,574)				317,699,354

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 8.80%

Aerospace/Defense 1.31%
Alliant Techsystems, Inc.^	2.75%	2/15/2024	$10,000	14,362,500
DRS Technologies, Inc.+	2.00%	2/1/2026	5,000	5,400,000
EDO Corp.	4.00%	11/15/2025	10,000	16,762,500
L-3 Communications Corp.^	3.00%	8/1/2035	20,000	23,250,000
Lockheed Martin Corp.^	5.308%#	8/15/2033	25,000	38,140,000
Total				97,915,000

Brokerage 0.09%
Countrywide Financial Corp+	1.86%#	4/15/2037	7,500	6,882,000

See Notes to Schedule of Investments.	2

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Building & Construction 0.34%
Fluor Corp.	1.50%	2/15/2024	$10,000	$25,787,500

Computer Hardware 0.25%
Intel Corp.	2.95%	12/15/2035	18,000	18,720,000

Electronics 0.66%
FLIR Systems, Inc.	3.00%	6/1/2023	10,000	25,225,000
Itron, Inc.^	2.50%	8/1/2026	5,000	7,775,000
Millipore Corp.	3.75%	6/1/2026	15,000	16,293,750
Total				49,293,750

Food 0.32%
Morgan Stanley (convertible into Nestle S.A.)+	2.00%	6/28/2012	12,500	14,604,375

Food & Drug Retailers 0.12%
BNP Paribas (convertible into
CVS Caremark Corp.) (France)+(b)	6.70%	12/14/2007	8,000	9,091,440

Gas Distribution 0.05%
NorthernStar Natural Gas LLC PIK+	5.00%#	5/15/2013	4,284	4,091,529

Health Services 0.62%
Fisher Scientific International, Inc.^	3.25%	3/1/2024	10,000	15,662,500
Invitrogen Corp.	1.50%	2/15/2024	20,000	19,675,000
Invitrogen Corp.^	3.25%	6/15/2025	10,000	10,800,000
Total				46,137,500

Media: Broadcast 0.38%
Sinclair Broadcast Group, Inc.
(2.00% after 1/5/2011)(f)	4.875%	7/15/2018	10,000	9,487,500
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	20,545	19,209,575
Total				28,697,075

Media: Diversified 1.13%
Lehman Brothers Holdings, Inc.
(convertible into News Corp., Class A)	0.45%	12/27/2013	12,525	12,411,022
Liberty Media LLC (convertible into
Viacom Inc., Class B and CBS Corp.)	3.25%	3/15/2031	45,000	36,281,250
Liberty Media LLC, Class A
(convertible into Motorola, Inc.)^	3.50%	1/15/2031	8,346	8,126,316
Walt Disney Co. (The)	2.125%	4/15/2023	22,500	27,534,375
Total				84,352,963

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Oil Field Equipment & Services 0.93%
Hanover Compressor Co.	4.75%	1/15/2014	$10,000	$18,562,500
Schlumberger Ltd. (Netherlands)^(b)	1.50%	6/1/2023	17,500	50,815,625
Total				69,378,125

Pharmaceuticals 1.18%
CV Therapeutics, Inc.^	3.25%	8/16/2013	15,000	12,206,250
Genzyme Corp.^	1.25%	12/1/2023	17,000	18,062,500
MGI PHARMA, Inc.
(Zero Coupon after 3/2/2011)**	1.682%	3/2/2024	10,000	7,512,500
Teva Pharmaceutical Finance B.V. (Israel)(b)	0.25%	2/1/2026	7,750	7,992,188
Teva Pharmaceutical Finance B.V. (Israel)(b)	0.375%	11/15/2022	7,500	15,553,125
Wyeth^	4.886%#	1/15/2024	25,000	26,469,250
Total				87,795,813

Printing & Publishing 0.17%
Omnicom Group Inc.^	Zero Coupon	7/1/2038	12,000	12,930,000

Software/Services 0.82%
Electronic Data Systems Corp.^	3.875%	7/15/2023	22,500	22,668,750
Equinix, Inc.	2.50%	4/15/2012	15,000	15,337,500
Symantec Corp.	0.75%	6/15/2011	20,000	22,900,000
Total				60,906,250

Support: Services 0.28%
Charles River Associates, Inc.	2.875%	6/15/2034	15,000	20,700,000

Telecommunications Equipment 0.13%
LSI Logic Corp.	4.00%	5/15/2010	10,000	9,937,500

Telecommunications: Wireless 0.13%
Nextel Communications, Inc.	5.25%	1/15/2010	10,000	10,025,000
Total Convertible Bonds (cost $544,297,435)				657,245,820

Shares
(000)
CONVERTIBLE PREFERRED STOCKS 3.04%

Electric: Generation 0.68%
NRG Energy, Inc.	5.75%	70	26,002,213

See Notes to Schedule of Investments.	4

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

	Interest	Shares
Investments	Rate	(000)	Value
Electric: Generation (continued)
PNM Resources, Inc.	6.75%	550	$24,447,500
Total			50,449,713

Engineering 0.16%
Lehman Brothers, Inc.
(convertible into ABB Ltd.)	9.35%	474	11,921,100

Food: Wholesale 0.13%
Bunge Ltd. (Bermuda)(b)	4.875%	75	10,059,375

Gas Distribution 0.38%
El Paso Corp.	4.99%	20	28,277,500

Integrated Energy 0.64%
Williams Cos., Inc. (The)	5.50%	300	47,962,500

Life Insurance 0.44%
MetLife Inc.	6.375%	960	32,928,000

Metals/Mining (Excluding Steel) 0.46%
Freeport-McMoRan Copper & Gold	6.75%	100	15,510,000
Vale Capital Ltd. (Brazil)(b)	5.50%	283	18,749,525
Total			34,259,525

Oil Refining & Marketing 0.15%
Morgan Stanley
(convertible into Valero Energy Corp.)+	7.25%	170	11,518,350
Total Convertible Preferred Stocks (cost $170,876,381)			227,376,063

			Principal
		Maturity	Amount		U.S. $
		Date	(000)		Value
FOREIGN BONDS 0.57%

Canada 0.43%
Government of Canada(a)	6.00%	6/1/2011	CAD	30,000	$31,990,952

Denmark 0.14%
Nordic Telephone Holdings Co.+(a)	8.25%	5/1/2016	DKK	7,000	10,505,684
Total Foreign Bonds (cost $39,563,071)					42,496,636

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES BONDS 2.29%
Federal Home Loan Mortgage Corp.	5.125%	4/18/2011	$25,000	$25,550,150
Federal Home Loan Mortgage Corp.(e)	5.75%	4/15/2008	55,000	55,262,790
Federal National Mortgage Assoc.	6.625%	10/15/2007	90,000	90,054,450
Total Government Sponsored Enterprises Bonds (cost $170,591,191)				170,867,390

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 9.92%
Federal National Mortgage Assoc.	5.50%	2/1/2033-7/1/2033	70,037	68,818,391
Federal National Mortgage Assoc.	6.00%	1/1/2034-6/1/2037	444,088	445,265,094
Federal National Mortgage Assoc.	6.50%	9/1/2035-7/1/2037	221,769	226,028,064
Total Government Sponsored Enterprises Pass-Throughs (cost $742,832,084)				740,111,549

HIGH YIELD CORPORATE BONDS 66.59%

Aerospace/Defense 1.57%
DRS Technologies, Inc.^	6.875%	11/1/2013	30,000	30,150,000
Esterline Technologies Corp.	6.625%	3/1/2017	4,625	4,601,875
Esterline Technologies Corp.	7.75%	6/15/2013	16,000	16,320,000
Hawker Beechcraft Corp.+^	8.50%	4/1/2015	18,500	18,962,500
Hawker Beechcraft Corp. PIK+	8.875%	4/1/2015	12,000	12,120,000
L-3 Communications Corp.	6.125%	1/15/2014	14,000	13,790,000
L-3 Communications Corp.^	6.375%	10/15/2015	14,000	13,825,000
Moog Inc., Class A	6.25%	1/15/2015	8,000	7,720,000
Total				117,489,375

Apparel/Textiles 0.24%
Levi Strauss & Co.	8.875%	4/1/2016	4,325	4,476,375
Quiksilver, Inc.^	6.875%	4/15/2015	14,300	13,763,750
Total				18,240,125

Auto Loans 1.61%
Ford Motor Credit Corp.	7.25%	10/25/2011	50,000	46,895,700
Ford Motor Credit Corp.	7.375%	10/28/2009	10,000	9,810,170
General Motors Acceptance Corp.	7.25%	3/2/2011	65,000	63,058,580
Total				119,764,450

Auto Parts & Equipment 1.34%
Accuride Corp.^	8.50%	2/1/2015	10,050	9,698,250
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	20,000	17,500,000

See Notes to Schedule of Investments.	6

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Auto Parts & Equipment (continued)
Lear Corp.^	8.50%	12/1/2013	$17,100	$16,458,750
Stanadyne Corp. (12.00% after 8/15/2009)**	Zero Coupon	2/15/2015	15,000	12,150,000
Stanadyne Corp.	10.00%	8/15/2014	10,000	10,100,000
Tenneco Inc.^	8.625%	11/15/2014	20,000	20,250,000
TRW Automotive Inc.+	7.25%	3/15/2017	13,850	13,573,000
Total				99,730,000

Automotive 1.04%
Ford Capital BV (Netherlands)(b)	9.50%	6/1/2010	15,000	15,000,000
Ford Motor Co.	9.50%	9/15/2011	7,000	6,947,500
General Motors Corp.^	7.20%	1/15/2011	48,625	46,558,437
General Motors Corp.^	8.375%	7/15/2033	10,000	8,812,500
Venture Holdings Trust*^(c)	9.50%	7/1/2005	10,000	50,000
Total				77,368,437

Banking 0.58%
Regions Financial Corp.	4.50%	8/8/2008	15,000	14,877,600
Regions Financing Trust II	6.625%#	5/15/2047	10,000	9,487,420
Wells Fargo & Co.	5.35%	5/6/2018	20,000	19,243,480
Total				43,608,500

Beverage 0.17%
Constellation Brands Inc.+	7.25%	5/15/2017	12,500	12,562,500

Building & Construction 0.35%
Beazer Homes USA, Inc.	6.50%	11/15/2013	10,000	7,450,000
K. Hovnanian Enterprises, Inc.	8.625%	1/15/2017	3,550	2,946,500
Standard Pacific Corp.^	7.00%	8/15/2015	11,075	7,918,625
William Lyon Homes, Inc.^	10.75%	4/1/2013	10,000	7,450,000
Total				25,765,125

Building Materials 0.56%
Associated Materials, Inc.
(11.25% after 3/1/2009)**^	Zero Coupon	3/1/2014	12,500	7,937,500
Belden, Inc.+	7.00%	3/15/2017	12,500	12,437,500
NTK Holdings Inc. (10.75% after 9/1/2009)**^	Zero Coupon	3/1/2014	15,000	9,300,000

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Building Materials (continued)
Ply Gem Industries, Inc.	9.00%	2/15/2012	$14,550	$11,858,250
Total				41,533,250

Chemicals 2.67%
Airgas, Inc.	6.25%	7/15/2014	10,000	9,550,000
Equistar Chemicals, L.P.	7.55%	2/15/2026	26,000	23,270,000
Hercules, Inc.	6.75%	10/15/2029	25,000	24,937,500
Huntsman LLC	11.50%	7/15/2012	5,181	5,660,243
Ineos Group Holdings plc (United Kingdom)+(b)	8.50%	2/15/2016	30,000	28,875,000
INVISTA+	9.25%	5/1/2012	25,000	26,375,000
Lyondell Chemical Co.	8.00%	9/15/2014	4,725	5,221,125
Lyondell Chemical Co.	8.25%	9/15/2016	12,125	13,731,562
Mosaic Co. (The)+	7.375%	12/1/2014	3,025	3,191,375
Nalco Co.	8.875%	11/15/2013	10,425	10,998,375
NOVA Chemicals Corp. (Canada)^(b)	6.50%	1/15/2012	10,000	9,500,000
Rockwood Specialties Group, Inc.^	7.50%	11/15/2014	18,250	18,295,625
Terra Capital, Inc.	7.00%	2/1/2017	20,000	19,600,000
Total				199,205,805

Consumer Products 0.80%
Elizabeth Arden, Inc.^	7.75%	1/15/2014	25,000	24,750,000
Playtex Products, Inc.	9.375%	6/1/2011	17,000	17,573,750
Vitro S.A. (Mexico)(b)	9.125%	2/1/2017	17,500	17,281,250
Total				59,605,000

Diversified Capital Goods 1.38%
Actuant Corp.+	6.875%	6/15/2017	5,300	5,247,000
Mueller Water Products, Inc.	7.375%	6/1/2017	17,125	16,525,625
Park-Ohio Industries, Inc.^	8.375%	11/15/2014	15,000	14,550,000
RBS Global & Rexnord Corp.^	8.875%	9/1/2016	15,000	15,150,000
RBS Global & Rexnord Corp.	9.50%	8/1/2014	29,500	30,680,000
Sensus Metering Systems, Inc.	8.625%	12/15/2013	21,000	20,475,000
Total				102,627,625

Electric: Generation 3.08%
AES Corp. (The)	9.50%	6/1/2009	10,000	10,450,000
Dynegy Holdings, Inc.+	7.50%	6/1/2015	5,000	4,850,000

See Notes to Schedule of Investments.	8

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electric: Generation (continued)
Dynegy Holdings, Inc.+	7.75%	6/1/2019	$22,500	$21,628,125
Dynegy Holdings, Inc.^	8.375%	5/1/2016	32,500	32,825,000
Edison Mission Energy+	7.00%	5/15/2017	51,500	50,985,000
Edison Mission Energy+	7.20%	5/15/2019	10,000	9,900,000
Edison Mission Energy^	7.75%	6/15/2016	41,000	42,640,000
NRG Energy, Inc.	7.25%	2/1/2014	10,000	10,050,000
NRG Energy, Inc.	7.375%	2/1/2016	15,050	15,125,250
NRG Energy, Inc.	7.375%	1/15/2017	12,675	12,706,688
Reliant Energy, Inc.	6.75%	12/15/2014	8,000	8,120,000
Reliant Energy, Inc.^	7.875%	6/15/2017	10,625	10,744,531
Total				230,024,594

Electric: Integrated 1.84%
Duke Energy Corp.	5.375%	1/1/2009	7,500	7,498,440
Mirant Americas Generation LLC	8.30%	5/1/2011	20,000	20,300,000
Mirant Americas Generation LLC^	9.125%	5/1/2031	25,000	25,000,000
Mirant North America LLC	7.375%	12/31/2013	15,225	15,529,500
Nevada Power Co.	5.875%	1/15/2015	15,000	14,723,415
PG&E Corp.	4.80%	3/1/2014	10,000	9,545,560
PPL Energy Supply LLC	6.40%	11/1/2011	12,000	12,392,592
PSEG Energy Holdings LLC	8.50%	6/15/2011	24,000	25,380,672
PSEG Energy Holdings LLC	8.625%	2/15/2008	6,695	6,763,363
Total				137,133,542

Electronics 1.76%
Advanced Micro Devices, Inc.^	7.75%	11/1/2012	20,000	18,450,000
Avago Technologies Fin (Singapore)(b)	10.125%	12/1/2013	10,000	10,800,000
Freescale Semiconductor, Inc.	8.875%	12/15/2014	40,050	38,848,500
Freescale Semiconductor, Inc.	9.569%#	12/15/2014	5,000	4,737,500
Freescale Semiconductor, Inc.	10.125%	12/15/2016	18,500	17,297,500
NXP BV/NXP Funding LLC (Netherlands)(b)	8.11%#	10/15/2013	12,500	11,656,250
NXP BV/NXP Funding LLC (Netherlands)(b)	9.50%	10/15/2015	32,025	29,943,375
Total				131,733,125

Energy: Exploration & Production 3.64%
Chesapeake Energy Corp.^	6.25%	1/15/2018	50,000	48,500,000

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
Chesapeake Energy Corp.	6.50%	8/15/2017	$14,000	$13,685,000
Chesapeake Energy Corp.^	7.00%	8/15/2014	40,000	40,450,000
Cimarex Energy Co.	7.125%	5/1/2017	24,525	24,463,687
Forest Oil Corp.+^	7.25%	6/15/2019	27,500	27,637,500
Forest Oil Corp.	8.00%	6/15/2008	15,000	15,225,000
KCS Energy Services, Inc.	7.125%	4/1/2012	25,000	24,375,000
Kerr-McGee Corp.	6.95%	7/1/2024	12,000	12,463,452
Pogo Producing Co.	6.625%	3/15/2015	29,300	29,519,750
Quicksilver Resources, Inc.	7.125%	4/1/2016	12,325	12,201,750
Range Resources Corp.^	7.375%	7/15/2013	22,925	23,383,500
Total				271,904,639

Environmental 1.21%
Aleris International, Inc. PIK	9.00%	12/15/2014	7,500	6,975,000
Allied Waste North America, Inc.^	6.125%	2/15/2014	10,000	9,762,500
Allied Waste North America, Inc.^	7.125%	5/15/2016	25,000	25,687,500
Allied Waste North America, Inc.	7.25%	3/15/2015	47,000	48,175,000
Total				90,600,000

Food: Wholesale 0.67%
Dole Food Co.^	8.75%	7/15/2013	35,000	34,300,000
Land O’Lakes, Inc.	9.00%	12/15/2010	15,000	15,600,000
Total				49,900,000

Food & Drug Retailers 1.67%
Ingles Markets, Inc.	8.875%	12/1/2011	25,000	25,625,000
Rite Aid Corp.	6.875%	8/15/2013	25,000	20,750,000
Rite Aid Corp.	8.125%	5/1/2010	20,000	20,150,000
Rite Aid Corp.+	9.375%	12/15/2015	19,125	17,881,875
Stater Bros. Holdings, Inc.^	8.125%	6/15/2012	25,000	25,593,750
SUPERVALU INC.^	7.50%	11/15/2014	14,375	14,698,437
Total				124,699,062

Forestry/Paper 2.62%
Abitibi-Consolidated, Inc. (Canada)(b)	8.55%	8/1/2010	27,906	23,161,980
Bowater, Inc.	6.50%	6/15/2013	25,000	18,375,000
Buckeye Technologies, Inc.^	8.00%	10/15/2010	18,835	19,305,875

See Notes to Schedule of Investments.	10

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Forestry/Paper (continued)
Domtar, Inc. (Canada)(b)	7.875%	10/15/2011	$3,400	$3,510,500
Graphic Packaging International Corp.^	9.50%	8/15/2013	17,550	18,120,375
Jefferson Smurfit Corp.^	7.50%	6/1/2013	20,000	19,450,000
Jefferson Smurfit Corp.^	8.25%	10/1/2012	10,000	10,075,000
JSG Funding plc (Ireland)^(b)	7.75%	4/1/2015	18,000	17,640,000
Norske Skog Canada Ltd. (Canada)(b)	7.375%	3/1/2014	15,500	11,625,000
Rock-Tenn Co., Class A^	8.20%	8/15/2011	12,450	12,932,438
Stone Container Corp.^	8.00%	3/15/2017	20,000	19,750,000
Stone Container Corp.	8.375%	7/1/2012	10,000	10,050,000
Tembec Industries, Inc. (Canada)(b)	8.625%	6/30/2009	25,825	11,653,531
Total				195,649,699

Gaming 3.40%
Boyd Gaming Corp.	7.125%	2/1/2016	10,000	9,725,000
Downstream Development Quapaw+(d)	12.00%	10/15/2015	10,000	9,750,000
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	35,550	31,995,000
Las Vegas Sands Corp.	6.375%	2/15/2015	35,000	34,037,500
Mandalay Resort Group^	9.375%	2/15/2010	20,000	21,050,000
MGM Mirage, Inc.	6.75%	9/1/2012	21,500	21,258,125
Park Place Entertainment Corp.^	8.125%	5/15/2011	10,000	10,250,000
River Rock Entertainment Authority	9.75%	11/1/2011	15,700	16,288,750
Scientific Games Corp.	6.25%	12/15/2012	10,000	9,687,500
Seneca Gaming Corp.	7.25%	5/1/2012	10,000	10,125,000
Snoqualmie Entertainment Authority+	9.125%	2/1/2015	12,850	12,721,500
Station Casinos, Inc.	6.50%	2/1/2014	27,000	23,895,000
Turning Stone Casino Resort+	9.125%	12/15/2010	15,000	15,375,000
Turning Stone Casino Resort+	9.125%	9/15/2014	10,000	10,400,000
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.	6.625%	12/1/2014	17,500	17,237,500
Total				253,795,875

Gas Distribution 2.22%
El Paso Corp.	7.00%	6/15/2017	25,275	25,790,231
El Paso Corp.	7.75%	1/15/2032	10,000	10,204,420
Ferrellgas Partners, L.P.	6.75%	5/1/2014	15,950	15,631,000
Ferrellgas Partners, L.P.	8.75%	6/15/2012	15,625	16,093,750

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Gas Distribution (continued)
Inergy L.P.	8.25%	3/1/2016	$12,000	$12,450,000
MarkWest Energy Partners, L.P.^	6.875%	11/1/2014	23,050	21,436,500
MarkWest Energy Partners, L.P.	8.50%	7/15/2016	3,775	3,737,250
Williams Cos., Inc. (The)	7.875%	9/1/2021	36,550	39,930,875
Williams Partners L.P.	7.25%	2/1/2017	20,000	20,500,000
Total				165,774,026

Health Services 3.60%
Alliance Imaging, Inc.^	7.25%	12/15/2012	10,150	9,769,375
Biomet, Inc.+	10.00%	10/15/2017	14,950	15,024,750
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	15,000	14,325,000
Centene Corp.	7.25%	4/1/2014	12,075	11,893,875
Community Health Systems+	8.875%	7/15/2015	24,000	24,780,000
DaVita, Inc.^	7.25%	3/15/2015	10,500	10,578,750
Fresenius Medical Capital Tr. II	7.875%	2/1/2008	15,000	15,075,000
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	11,700	12,051,000
HCA, Inc.	6.375%	1/15/2015	36,500	31,207,500
HCA, Inc.+	9.125%	11/15/2014	16,025	16,946,437
HCA, Inc.+	9.25%	11/15/2016	10,000	10,650,000
Omnicare, Inc.^	6.875%	12/15/2015	7,000	6,510,000
Select Medical Corp.^	7.625%	2/1/2015	6,125	5,512,500
Tenet Healthcare Corp.^	9.25%	2/1/2015	16,425	14,577,188
Tenet Healthcare Corp.^	9.875%	7/1/2014	10,000	9,200,000
United Surgical Partners, Inc.	8.875%	5/1/2017	21,500	21,822,500
Vanguard Health Holdings Co. II LLC^	9.00%	10/1/2014	26,750	26,081,250
Varietal Distribution PIK+	10.25%	7/15/2015	13,225	12,828,250
Total				268,833,375

Hotels 1.30%
FelCor Lodging L.P.	8.50%	6/1/2011	15,000	15,900,000
Gaylord Entertainment Co.^	6.75%	11/15/2014	9,600	9,264,000
Gaylord Entertainment Co.	8.00%	11/15/2013	36,400	37,082,500
Host Marriott L.P.	6.375%	3/15/2015	15,000	14,737,500
Host Marriott L.P.	7.00%	8/15/2012	20,000	20,250,000
Total				97,234,000

See Notes to Schedule of Investments.	12

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Integrated Energy 0.26%
Verasun Energy+	9.375%	6/1/2017	$22,500	$19,462,500

Leisure 0.21%
Six Flags, Inc.^	9.625%	6/1/2014	8,750	7,273,437
Universal City Development Partners, Ltd.	11.75%	4/1/2010	8,000	8,380,000
Total				15,653,437

Machinery 0.94%
Baldor Electric Co.^	8.625%	2/15/2017	34,950	36,697,500
Briggs & Stratton Corp.	8.875%	3/15/2011	10,000	10,725,000
Gardner Denver, Inc.	8.00%	5/1/2013	22,665	22,834,987
Total				70,257,487

Media: Broadcast 1.97%
Allbritton Communications Co.	7.75%	12/15/2012	65,000	65,975,000
LIN TV Corp.	6.50%	5/15/2013	10,075	9,848,313
Paxson Communications Corp.+	11.61%#	1/15/2013	10,000	10,225,000
Radio One, Inc.^	6.375%	2/15/2013	9,000	8,010,000
Sinclair Broadcast Group, Inc.^	8.00%	3/15/2012	10,753	11,048,707
Univision Communications PIK+	9.75%	3/15/2015	43,150	42,287,000
Total				147,394,020

Media: Cable 3.20%
Charter Communications Holdings LLC I	11.00%	10/1/2015	65,250	66,391,875
Charter Communications Holdings LLC I	11.75%	5/15/2014	33,000	30,690,000
Charter Communications Holdings LLC II	10.25%	9/15/2010	10,000	10,275,000
DirecTV Holdings LLC	6.375%	6/15/2015	25,000	23,843,750
DirecTV Holdings LLC^	8.375%	3/15/2013	13,850	14,455,937
Echostar DBS Corp.	6.375%	10/1/2011	15,000	15,112,500
Echostar DBS Corp.	7.125%	2/1/2016	24,000	24,780,000
Mediacom Broadband LLC^	8.50%	10/15/2015	10,000	10,075,000
Mediacom Communications Corp.^	9.50%	1/15/2013	42,500	43,243,750
Total				238,867,812

Media: Services 0.66%
Affinion Group, Inc.	11.50%	10/15/2015	10,500	11,077,500
Interpublic Group of Cos. (The)	6.25%	11/15/2014	16,820	15,138,000

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Media: Services (continued)
Warner Music Group Corp.	7.375%	4/15/2014	$26,100	$22,837,500
Total				49,053,000

Metals/Mining (Excluding Steel) 1.88%
Aleris International, Inc.	10.00%	12/15/2016	20,000	17,800,000
Foundation PA Coal Co.	7.25%	8/1/2014	10,000	9,850,000
Freeport-McMoRan Copper & Gold	8.25%	4/1/2015	25,000	27,062,500
Freeport-McMoRan Copper & Gold	8.375%	4/1/2017	27,500	30,112,500
Noranda Aluminum, Inc. PIK+	9.36%#	5/15/2015	26,800	25,326,000
Novelis, Inc. (Canada)(b)	7.25%	2/15/2015	8,775	8,511,750
Peabody Energy Corp.^	5.875%	4/15/2016	15,000	14,775,000
Peabody Energy Corp.	7.375%	11/1/2016	6,350	6,731,000
Total				140,168,750

Multi-Line Insurance 0.36%
Hub International Holdings, Inc.+^	9.00%	12/15/2014	12,875	12,424,375
USI Holdings Corp.+	9.433%#	11/15/2014	15,000	14,325,000
Total				26,749,375

Non-Electric Utilities 0.19%
SEMCO Energy, Inc.	7.75%	5/15/2013	14,050	14,405,606

Non-Food & Drug Retailers 0.26%
Brookstone Company, Inc.^	12.00%	10/15/2012	10,000	9,950,000
Toys’R’Us, Inc.^	7.625%	8/1/2011	10,000	9,200,000
Total				19,150,000

Oil Field Equipment & Services 1.23%
CGGVeritas (France)^(b)	7.75%	5/15/2017	5,525	5,718,375
CHC Helicopter Corp., Class A
(Canada)(b)	7.375%	5/1/2014	15,000	14,325,000
Complete Production Services, Inc.	8.00%	12/15/2016	20,000	19,875,000
Grant Prideco, Inc.	6.125%	8/15/2015	15,000	14,625,000
Hornbeck Offshore Services, Inc., Series B	6.125%	12/1/2014	15,790	14,842,600
Pride International, Inc.^	7.375%	7/15/2014	21,450	22,093,500
Total				91,479,475

Oil Refining & Marketing 0.17%
Tesoro Corp.	6.25%	11/1/2012	9,375	9,445,313

See Notes to Schedule of Investments.	14

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Oil Refining & Marketing (continued)
Tesoro Corp.+	6.50%	6/1/2017	$3,550	$3,541,125
Total				12,986,438

Packaging 1.71%
Ball Corp.	6.625%	3/15/2018	15,000	14,775,000
Berry Plastics Holdings Corp.	8.875%	9/15/2014	22,500	23,118,750
Crown Cork & Seal, Inc.	7.375%	12/15/2026	47,425	44,816,625
Owens-Brockway Glass Container Inc.	6.75%	12/1/2014	7,000	6,938,750
Owens-Brockway Glass Container Inc.	8.875%	2/15/2009	25,000	25,500,000
Solo Cup Co.	8.50%	2/15/2014	14,000	12,460,000
Total				127,609,125

Pharmaceuticals 0.68%
Mylan Laboratories, Inc.	6.375%	8/15/2015	20,000	21,575,000
Warner Chilcott Corp.^	8.75%	2/1/2015	28,009	29,129,360
Total				50,704,360

Printing & Publishing 2.13%
Dex Media, Inc. (9.00% after 11/15/2008)**	Zero Coupon	11/15/2013	15,000	14,175,000
Dex Media West	9.875%	8/15/2013	25,394	27,139,838
Idearc Inc.	8.00%	11/15/2016	53,000	53,132,500
R.H. Donnelley Corp.^	6.875%	1/15/2013	22,150	21,042,500
R.H. Donnelley Corp.	8.875%	1/15/2016	24,675	25,261,031
R.H. Donnelley Corp.+(d)	8.875%	10/15/2017	7,625	7,777,500
R.H. Donnelley Finance Inc.	10.875%	12/15/2012	10,000	10,675,000
Total				159,203,369

Restaurants 0.38%
Denny’s Corp./Denny’s Holdings Inc.	10.00%	10/1/2012	15,500	16,081,250
Landry’s Restaurants, Inc.^	7.50%	12/15/2014	12,000	12,000,000
Total				28,081,250

Software/Services 1.36%
PGS Solutions, Inc.+	9.625%	2/15/2015	12,500	11,718,750
SERENA Software, Inc.	10.375%	3/15/2016	11,000	11,385,000
SunGard Data Systems, Inc.	9.125%	8/15/2013	27,850	29,103,250
SunGard Data Systems, Inc.^	10.25%	8/15/2015	25,000	26,250,000
Syniverse Technologies Inc.	7.75%	8/15/2013	14,000	13,440,000

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Software/Services (continued)
Unisys Corp.	8.00%	10/15/2012	$10,000	$9,525,000
Total				101,422,000

Steel Producers/Products 0.83%
AK Steel Holding Corp.	7.75%	6/15/2012	25,000	25,437,500
Algoma Acquisition Corp. (Canada)+(b)	9.875%	6/15/2015	13,250	11,858,750
Allegheny Ludlum Corp.	6.95%	12/15/2025	15,000	14,475,000
Century Aluminum Co.	7.50%	8/15/2014	10,000	10,150,000
Total				61,921,250

Support: Services 2.82%
Aramark Corp.^	8.50%	2/1/2015	13,600	13,940,000
Aramark Corp.	8.856%#	2/1/2015	5,000	5,075,000
Ashtead Capital Inc.+	9.00%	8/15/2016	15,200	15,067,000
Avis Budget Car Rental^	7.625%	5/15/2014	27,000	26,662,500
FTI, Inc.	7.75%	10/1/2016	11,075	11,518,000
Hertz Corp. (The)	8.875%	1/1/2014	25,200	26,082,000
Hertz Corp. (The)^	10.50%	1/1/2016	8,000	8,680,000
Iron Mountain Inc.	6.625%	1/1/2016	28,000	26,320,000
Iron Mountain Inc.	7.75%	1/15/2015	25,000	25,062,500
Iron Mountain, Inc.	8.625%	4/1/2013	10,000	10,175,000
NEFF Corp.	10.00%	6/1/2015	11,200	8,008,000
Rental Service Corp.	9.50%	12/1/2014	15,250	14,640,000
United Rentals North America, Inc.	7.75%	11/15/2013	18,580	19,230,300
Total				210,460,300

Telecommunications: Fixed Line 0.05%
Valor Telecommunications Enterprises, LLC	7.75%	2/15/2015	3,700	3,882,107

Telecommunications: Integrated/Services 3.92%
Cincinnati Bell, Inc.	8.375%	1/15/2014	62,400	62,556,000
Hughes Network Systems, LLC	9.50%	4/15/2014	10,000	10,125,000
Intelsat, Ltd. (Bermuda)^(b)	6.50%	11/1/2013	15,000	11,475,000
Intelsat, Ltd. (Bermuda)(b)	8.25%	1/15/2013	25,000	25,500,000
Intelsat, Ltd. (Bermuda)(b)	9.25%	6/15/2016	5,000	5,212,500
Intelsat, Ltd. (Bermuda)(b)	11.25%	6/15/2016	11,000	11,838,750
MasTec, Inc.	7.625%	2/1/2017	10,000	9,775,000

See Notes to Schedule of Investments.	16

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Telecommunications:
Integrated/Services (continued)
Nordic Telephone Holdings Co. (Denmark)+(b)	8.875%	5/1/2016	$27,500	$29,150,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	75,000	77,062,500
Qwest Communications International, Inc.^	7.25%	2/15/2011	30,000	30,487,500
Windstream Corp.	7.00%	3/15/2019	20,000	19,600,000
Total				292,782,250

Telecommunications: Wireless 1.33%
Centennial Communications Corp.^	10.00%	1/1/2013	12,750	13,546,875
Centennial Communications Corp.	10.125%	6/15/2013	10,000	10,650,000
Dobson Communications Corp.	8.875%	10/1/2013	27,550	29,478,500
Hellas II (Luxembourg)+(b)	11.11%#	1/15/2015	16,850	16,386,625
IPCS Inc. PIK+^	8.606%#	5/1/2014	4,700	4,629,500
Nextel Communications, Inc.	7.375%	8/1/2015	10,000	10,171,440
Rogers Wireless, Inc. (Canada)(b)	7.25%	12/15/2012	3,275	3,471,317
Wind Acquisition Finance S.A. (Luxembourg)+(b)	10.75%	12/1/2015	10,000	11,125,000
Total				99,459,257

Theaters & Entertainment 0.32%
AMC Entertainment, Inc.^	8.00%	3/1/2014	25,000	23,937,500

Transportation (Excluding Air/Rail) 0.41%
Bristow Group Inc.^	6.125%	6/15/2013	20,150	19,646,250
Bristow Group Inc.+	7.50%	9/15/2017	11,000	11,275,000
Total				30,921,250
Total High Yield Corporate Bonds (cost $5,035,197,105)				4,970,794,047

NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITY 0.24%
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class A2 (cost $17,254,857)	6.30%	11/15/2030	17,665	17,818,577

U.S. TREASURY OBLIGATIONS 1.87%
U.S. Treasury Notes	4.625%	7/31/2012	15,000	15,266,025
U.S. Treasury Notes(e)	5.00%	2/15/2011	100,000	103,039,100
U.S. Treasury Notes	5.75%	8/15/2010	20,000	20,932,820
Total U.S. Treasury Obligations (cost $138,014,548)				139,237,945
Total Long-Term Investments (cost $7,125,754,246)				7,283,647,381

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

	Shares
Investments	(000)	Value
SHORT-TERM INVESTMENTS 4.02%

Collateral for Securities on Loan 2.96%
State Street Navigator Securities Lending Prime Portfolio 5.301% (g)	220,711	$220,711,241

	Principal
	Amount
	(000)
Repurchase Agreement 1.06%
Repurchase Agreement dated 9/28/2007,
4.38% due 10/1/2007 with State Street
Bank & Trust Co. collateralized by
$3,585,000 of Federal Home Loan Bank at
5.20% due 11/10/2014 and $80,000,000 of
U.S. Treasury Bills at 4.00% due
3/6/2008; value: $82,225,331; proceeds:
$79,578,425	$79,549	79,549,389
Total Short-Term Investments (cost $300,260,630)		300,260,630
Total Investments in Securities 101.60% (cost $7,426,014,876)		7,583,908,011
Liabilities in Excess of Other Assets(h) (1.60%)		(119,660,735)
Net Assets 100.00%		$7,464,247,276

PIK	Payment-in-kind
*	Non-income producing security.
**	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

^

All (or a portion of security) on loan. As of September 30, 2007, the value of securities loaned for the Fund is $216,126,334. These loans are collateralized by cash of $220,711,241, which is invested in a restricted money market account. (See Note 2(e)).

#	Variable rate security. The interest rate represents the rate at September 30, 2007.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security. Maturity date shown represents original maturity date.
(d)	Security purchased on a when-issued basis (See Note 2 (h)).
(e)	Security pledged as collateral for swap contracts as of September 30, 2007.
(f)

On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance. The “accreted principal price” of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.

(g)	Rate shown reflects 7-day yield as of September 30, 2007.

See Notes to Schedule of Investments.	18

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2007

(h)  Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default swap agreements, as follows:

Credit default swap agreements outstanding at September 30, 2007:

Counterparty	Reference Entity	Protection	Receive Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation/ (Depreciation)
Citicorp Security	Owens-Illinois, Inc.
Services	7.80% due 5/15/2018	Sell	2.55%	6/20/2012	$10,000	$47,475
JPMorgan Chase	Abitibi-Consolidated, Inc.
Bank, N.A.	6.00% due 6/20/2013	Sell	5.00%	6/20/2012	10,000	(1,890,238)
						$(1,842,763)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c) Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d) Securities Lending—The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

(e) Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(f) Structured Securities—The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the “Reference”), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(g) When-Issued or Forward Transactions—The Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(h) Credit Default Swaps—The Fund may enter into credit default swap contracts (“swaps”) for investment purposes to hedge credit risk and also for speculative purposes.

As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

Swaps are marked-to-market daily based upon quotations from counterparties, brokers or market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, the varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

3. FEDERAL TAX INFORMATION

As of September 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$7,492,778,964
Gross unrealized gain	282,419,018
Gross unrealized loss	(191,289,971)
Net unrealized security gain	91,129,047

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of amortization and certain securities.

4. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

Notes to Schedule of Investments (unaudited)(concluded)

Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities. The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk. Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market liquidity, currency, political, information, and other risks.

Swaps are bi-lateral agreements between the Fund and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

These factors can affect the Fund’s performance.

Item 2:                                Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                  Exhibits.

(i)              Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 27, 2007